Summary of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Quarterly Financial Information [Line Items]
Sales	$ 1,277,021	$ 2,223,945	$ 1,884,532	$ 1,453,507	$ 1,379,710	$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 6,839,005	$ 7,129,199	$ 6,998,565
Gross profit	230,900	553,512	482,289	415,805	400,627	654,243	472,415	390,231	1,682,506	1,917,516	1,801,313
Net income (loss)	$ (114,796)	$ (3,683)	$ 501	$ (39,828)	$ (56,618)	$ 52,889	$ (6,111)	$ (55,000)	$ (157,806)	$ (64,840)	$ (68,836)
Basic income (loss) per common share:
Net income (loss)	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.06)	$ 0.80	$ (0.17)	$ (0.96)	$ (3.02)	$ (1.34)	$ (1.22)
Diluted income (loss) per common share:
Net income (loss)	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.06)	$ 0.72	$ (0.17)	$ (0.96)	$ (3.02)	$ (1.34)	$ (1.22)